Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated January 22, 2024 to the

GMO Trust Prospectus dated June 30, 2023, as supplemented (the “Prospectus”)

Effective March 31, 2024, the Prospectus is amended as follows:

GMO International Equity Fund

The section appearing on page 62 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	Simon Harris (since 2019)	Head, Systematic Equity Team, GMO.
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.

GMO International Opportunistic Value Fund

The section appearing on page 67 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	Simon Harris (since 2019)	Head, Systematic Equity Team, GMO.
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since May 2023)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Tara Oliver (since May 2023)	Portfolio Manager, Systematic Equity Team, GMO.
Asset Allocation	John Thorndike (since May 2023)	Co-Head, Asset Allocation Team, GMO.

GMO U.S. Equity Fund

The section appearing on page 76 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	Simon Harris (since 2019)	Head, Systematic Equity Team, GMO.
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.

GMO U.S. Opportunistic Value Fund

The section appearing on page 79 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	Simon Harris (since the Fund’s inception in 2022)	Head, Systematic Equity Team, GMO.
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since the Fund’s inception in 2022)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Tara Oliver (since the Fund’s inception in 2022)	Portfolio Manager, Systematic Equity Team, GMO.
Asset Allocation	John Thorndike (since the Fund’s inception in 2022)	Co-Head, Asset Allocation Team, GMO.

GMO U.S. Small Cap Value Fund

The section appearing on page 84 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	Simon Harris (since the Fund’s inception in 2019)	Head, Systematic Equity Team, GMO.
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.

GMO Emerging Markets Fund

The section appearing on page 94 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since 2015)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Arjun Divecha (since the Fund’s inception in 1993)	Portfolio Manager, Systematic Equity Team, GMO.

GMO Emerging Markets ex-China Fund

The section appearing on page 98 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Systematic Equity	George Sakoulis (since March 2024)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Warren Chiang (since the Fund’s inception in 2021)	Portfolio Manager, Systematic Equity Team, GMO.
Systematic Equity	Arjun Divecha (since the Fund’s inception in 2021)	Portfolio Manager, Systematic Equity Team, GMO.

GMO Alternative Allocation Fund

The section appearing on pages 137-138 of the Prospectus captioned “Management of the Fund” is replaced in its entirety with the following:

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception in 2019)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	John Thorndike (since October 2021)	Co-Head, Asset Allocation Team, GMO.
Asset Allocation	B.J. Brannan (since the Fund’s inception in 2019)	Portfolio Manager, Asset Allocation Team, GMO.

Management of the Trust

The following replaces the portions of the table beginning on page 188 of the Prospectus in the section captioned “Management of the Trust” that identify the senior members of the Investment Team(s) with primary responsibility for managing the investments of Alternative Allocation Fund, International Equity Fund, U.S. Equity Fund, U.S. Small Cap Value Fund, U.S. Opportunistic Value Fund, International Opportunistic Value Fund, Emerging Markets Fund, and Emerging Markets ex-China Fund:

Funds	Senior Member	Title; Business Experience During Past 5 Years
Alternative Allocation Fund[1]	Ben Inker	See above.
	John Thorndike	See above.
	B.J. Brannan	Portfolio Manager, Asset Allocation Team, GMO. Mr. Brannan has been responsible for overseeing the portfolio management of Alternative Allocation Fund since 2019.
International Equity Fund, U.S. Equity Fund, and U.S. Small Cap Value Fund	Simon Harris	Head, Systematic Equity Team, GMO. Mr. Harris has been responsible for providing portfolio management and research services to GMO’s global equity portfolios since 1989. This includes his prior experience as head of GMO’s UK Equity Team and as co-CEO of GMO UK Ltd.
	George Sakoulis	Portfolio Manager, Systematic Equity Team and Head of Investment Teams, GMO. Dr. Sakoulis has been the Head of Investment Teams at GMO since 2020. From 2009 to 2014 Dr. Sakoulis led quantitative research for GMO’s Emerging Markets Equity team. Prior to rejoining GMO in 2020, Dr. Sakoulis was Managing Director and Head of Global Multi-Asset Solutions for PGIM Quantitative Solutions LLC (formerly, Quantitative Management Associates LLC).
	Warren Chiang	Portfolio Manager, Systematic Equity Team, GMO. Mr. Chiang has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since June 2015 and global equity portfolios since 2022. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.
U.S. Opportunistic Value Fund and International Opportunistic Value Fund	Simon Harris	See above.
	George Sakoulis	See above.
	Warren Chiang	See above.
	Tara Oliver	Portfolio Manager, Systematic Equity Team, GMO. Ms. Oliver has been responsible for providing portfolio management and research services to global equity portfolios at GMO since 2000.
	John Thorndike	See above.
Emerging Markets Fund, and Emerging Markets ex-China Fund	George Sakoulis	See above.
	Warren Chiang	See above.
	Arjun Divecha	Portfolio Manager, Systematic Equity Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

1 For the Asset Allocation Funds, Implementation Fund, and Alternative Allocation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, equity securities within Implementation Fund may be selected by senior members of the Systematic Equity, Focused Equity or other GMO Investment Teams.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated January 22, 2024 to the
GMO Trust Statement of Additional Information dated June 30, 2023, as supplemented (the “SAI”)

Effective March 31, 2024, the SAI is amended as follows:

Portfolio Management

In the section of the SAI captioned “Portfolio Management,” the tables appearing on pages 76-77 that set forth information about the accounts overseen or managed by the senior members are supplemented with respect to George Sakoulis and Warren Chiang as follows:

Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
George Sakoulis[2]	0	$0	0	$0	0	$0
Warren Chiang[2]	4	$1,461,721,034	3	$26,031,627	2	$646,234,654

Senior Member	Registered investment companies managed for which GMO receives a performance-based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance-based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
George Sakoulis[2]	0	$0	0	$0	0	$0
Warren Chiang[2]	0	$0	0	$0	0	$0

1 For some senior members, “Total assets” includes assets invested by other Funds.

2 Information for Dr. Sakoulis and Mr. Chiang is provided as of January 12, 2024.

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 77-78 of the SAI that sets forth the dollar range of each senior member’s direct beneficial share ownership is supplemented with respect to George Sakoulis and Warren Chiang as follows:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
George Sakoulis[1]	Emerging Markets ex-China Fund	None
	Emerging Markets Fund	None
	International Equity Fund	None
	International Opportunistic Value Fund	None
	U.S. Equity Fund	None
	U.S. Opportunistic Value Fund	None
	U.S. Small Cap Value Fund	None

Warren Chiang[1]	Emerging Markets ex-China Fund	None
	Emerging Markets Fund	$100,001 - $500,000
	International Equity Fund	None
	International Opportunistic Value Fund	None
	U.S. Equity Fund	None
	U.S. Opportunistic Value Fund	None
	U.S. Small Cap Value Fund	None

1 Information for Dr. Sakoulis and Mr. Chiang is provided as of January 12, 2024.

In the sub-section captioned “Senior Member Fund Ownership” in the section captioned “Portfolio Management,” the table appearing on pages 79-80 of the SAI that sets forth the dollar range of each senior member’s indirect beneficial share ownership is supplemented with respect to George Sakoulis and Warren Chiang as follows:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
George Sakoulis[1]	Emerging Markets ex-China Fund	None
	Emerging Markets Fund	None
	International Equity Fund	None
	International Opportunistic Value Fund	None
	U.S. Equity Fund	None
	U.S. Opportunistic Value Fund	None
	U.S. Small Cap Value Fund	None

Warren Chiang[1]	Emerging Markets ex-China Fund	None
	Emerging Markets Fund	None
	International Equity Fund	None
	International Opportunistic Value Fund	None
	U.S. Equity Fund	None
	U.S. Opportunistic Value Fund	None
	U.S. Small Cap Value Fund	None

1 Information for Dr. Sakoulis and Mr. Chiang is provided as of January 12, 2024.

Shareholders should retain this Supplement for future reference.